Insurance-related accounts	12 Months Ended
Mar. 31, 2020
Insurance [Abstract]
Insurance-related accounts
10.	Insurance-related accounts

Sony’s Financial Services segment subsidiaries in Japan maintain their accounting records as described in Note 2 in accordance with the accounting principles and practices generally accepted in Japan, which vary in some respects from U.S. GAAP.
Those differences are mainly that insurance acquisition costs for life and non-life
insurance contracts are charged to income when incurred in Japan whereas in the United States those costs are deferred and amortized generally over the premium-paying period of the related insurance policies, and that future policy benefits for life insurance contracts calculated locally under the authorization of the supervisory administrative agencies are comprehensively adjusted using mainly the net level premium method with certain adjustments of actuarial assumptions for U.S. GAAP purposes. For the purpose of preparing the consolidated financial statements, appropriate adjustments have been made to reflect the accounting for these items in accordance with U.S. GAAP.
The combined amounts of statutory net equity of the insurance subsidiaries, which is not measured in accordance with U.S. GAAP, as of March 31, 2019 and 2020 were 548,730 million yen and 586,983 million yen, respectively.
(1)	Insurance policies

Life insurance policies that subsidiaries in the Financial Services segment underwrite, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. The life insurance revenues for the fiscal years ended March 31, 2018, 2019 and 2020 were 857,766 million yen, 910,011 million yen and 1,052,316 million yen, respectively. Property and casualty insurance policies that a subsidiary in the Financial Services segment underwrites are primarily automotive insurance contracts, which are categorized as short-duration contracts. The non-life
insurance revenues for the fiscal years ended March 31, 2018, 2019 and 2020 were 105,497 million yen, 111,392 million yen and 115,730 million yen, respectively.
(2)	Deferred insurance acquisition costs

Amortization of deferred insurance acquisition costs charged to income for the fiscal years ended March 31, 2018, 2019 and 2020 amounted to 68,137 million yen, 79,906 million yen and 93,734 million yen, respectively.
At March 31, 2019 and 2020, the balances of deferred insurance acquisition costs of non-traditional life insurance contracts were
209,897 million yen and 206,363 million yen, respectively.
(3)	Future insurance policy benefits

Liabilities for future
insurance
policy benefits, except the portion of liabilities for minimum guarantee benefits which is described below, which mainly relate to individual life insurance policies, are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities, which require significant management judgment and estimates, are computed by the net level premium method based upon the assumptions as to future investment yield, morbidity, mortality, withdrawals and other factors. Future policy benefits are computed using interest rates ranging from 0.5% to 4.5% and are based on factors such as market conditions and expected investment returns. Morbidity, mortality and withdrawal assumptions for all policies are based on either the subsidiary’s own experience or various actuarial tables. Generally these assumptions are locked-in
throughout the life of the contract upon the issuance of new insurance, although significant changes in experience or assumptions may require Sony to provide for expected future losses.
Liabilities for future policy benefits includes the liabilities for the minimum guarantee benefits of variable annuities and variable life insurance contracts. The details regarding the minimum guarantee benefits are presented in (5) below. Sony elected the fair value option for certain of these liabilities for future insurance policy benefits. Refer to Note 13.
At March 31, 2019 and 2020, future insurance policy benefits amounted to 5,633,865 million yen and 6,237,048 million yen, respectively.
(4)	Policyholders’ account in the life insurance business

Policyholders’ account in the life insurance business represents an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges. Policyholders’ account includes universal life insurance and investment contracts. Universal life insurance includes interest sensitive whole life contracts and variable

life
insurance
contracts. The credited rates associated with interest sensitive whole life contracts range from 1.7% to 2.0%. For variable life insurance

contracts, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. Investment contracts mainly include single payment endowment contracts, single payment educational endowment contracts, individual variable annuities and policies after the start of annuity payments.
The credited rates associated with investment contracts, except for individual variable annuities, range from 0.01% to 6.3%. For individual variable annuities, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The liabilities for policyholders’ account in the life insurance business includes the liabilities related to the variable annuities and variable life insurance contracts with minimum guarantee benefits. Sony elected the fair value option for certain of these liabilities for policyholders’ account in the life insurance business. Refer to Note 13.
Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2019	2020
Universal life insurance	2,104,646	2,611,577
Investment contracts	816,903	885,690
Other	126,653	145,004

Total	3,048,202	3,642,271

(5)	Minimum guarantee benefit for variable annuities and variable life insurance contracts

Regarding variable annuities and variable life insurance contracts, minimum guarantee benefits (minimum death benefit, minimum accumulation benefit, etc.) are provided, and Sony bears the risk of fulfilling the minimum guarantee benefits prescribed in the contracts to policyholders. The fair value option is applied to the portion of the liability for variable annuity contracts with minimum guarantee benefits. Refer to Note 13. Excluding the portion of the liability measured at fair value, the liability for the minimum guarantee benefit is calculated based on the ratio of the present value of expected total excess payments divided by the present value of expected total assessments over the life of the contract. Mortality rates, lapse rates, discount rates and investment yield are used as significant assumptions for this calculation.

The policyholders’ account value, net amount at risk, liability for the minimum guarantee benefit, and average attained age at March 31, 2019 and 2020 are as follows.

	Yen in million s
	March 31, 2019
	Variable annuities	Variable life insurance contracts	Total
Policyholder s ’ account value	—	1,092,559	1,092,559
Net amount at risk	—	4,334,224	4,334,224
Liability for minimum guarantee benefit	—	63,423	63,423

	Age
	March 31 2019
	Variable annuities	Variable life insurance contracts
Average attained age	—	44

	Yen in million s
	March 31 , 2020
	Variable annuities	Variable life insurance contracts	Total
Policyholder s ’ account value	464,093	1,096,935	1,561,028
Net amount at risk	71,685	4,564,214	4,635,899
Liability for minimum guarantee benefit	64,045	79,860	143,905

	Age
	March 31 2020
	Variable annuities	Variable life insurance contracts
Average attained age	60	45